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[SUNAMERICA LOGO]

March 1, 2012

VIA EDGAR & OVERNIGHT MAIL

Mr. Jeffrey A. Foor, Esq.
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Variable Separate Account ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Polaris Platinum O-Series
     Post-Effective Amendment No. 2 and Amendment No. 3 on Form N-4 File Nos. 333-172054 and 811-09003

Dear Mr. Foor:

     On behalf of the Registrant and Depositor, submitted herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), is Post-Effective Amendment No. 2 and Amendment No. 3 (collectively, the "Amendments") under the 1933 and 1940 Acts, respectively, to the Registration Statement on Form N-4 pursuant to Rule 485(a) of the 1933 Act. The Amendments replace Post-Effective Amendment No. 1 and Amendment No. 2 under the 1933 and 1940 Acts, respectively, filed on February 14, 2012 pursuant to Rule 485(a) of the 1933 Act.

     The purpose of filing the Amendments is to revise existing living benefit provisions. REGISTRANT RESPECTIVELY REQUESTS SELECTIVE REVIEW OF THE AMENDMENTS. Registrant bases its request for selective review on the following:

     (i) The Staff recently reviewed and commented upon a filing that contained substantially similar disclosure to that contained herein;

     (ii) The relevant disclosure relating to the revised living benefit provisions are substantially similar to the disclosure contained in the Post-Effective Amendment No. 2 and No. 3 filed on January 20, 2012, File Nos. 333-172003 and 811-03859, and all other disclosures are substantially similar to the Pre-Effective Amendment No. 1 and No. 1 filed on April 27, 2011, File Nos. 333-172054 and 811-09003
            (the "Previous Filings"); and

     (iii) There are no material differences between the Amendments and the disclosures contained in the Previous Filings

     We have enclosed a courtesy copy of the Amendments marked to show the material changes against the Previous Filings.

     We have removed all financial statements and references to Independent Auditors from this filing, and therefore, make this filing without including an Auditor's consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor's consent.


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Mr. Jeffrey A. Foor
March 1, 2012
File Nos. 333-172054 and 811-09003
Page 2


     The Amendments will automatically become effective on April 30, 2012. We kindly request that the Staff provide comments no later than March 26, 2012. We would then have sufficient time to work with the Staff to address any comments, and file a 485(b) amendment reflecting those comments. We would appreciate the Staff's efforts to accommodate this schedule.

     Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6266.

Very truly yours,

/s/ Joseph F. Duronio

Joseph F. Duronio
Counsel